OTHER LIABILITIES - Other liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Other liabilities	$ 8,729,382	$ 9,007,953
Not later than one year [member]
Disclosure of financial liabilities [line items]
Other liabilities	5,946,523	6,970,611
Later than one year [member]
Disclosure of financial liabilities [line items]
Other liabilities	$ 2,782,859	$ 2,037,342